Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Loans and borrowings	€ 80,861	€ 44,359
Lease liabilities	34,063	24,657
Total	114,924	69,016
Current
Loans and borrowings	126,496	89,268
Derivative warrant liabilities	3,119	5,834
Lease liabilities	4,914	2,644
Total	134,529	97,746
Loans [Member]
Non-current
Loans and borrowings	80,861	44,359
Current
Loans and borrowings	32,037	5,853
Working Capital Line of Credit and Others [Member]
Current
Loans and borrowings	€ 94,459	€ 83,415